Allocation of Purchase Price on Acquisition of B&N College (Detail) (B&N College, USD $) In Thousands, unless otherwise specified	Sep. 30, 2009
Business Acquisition [Line Items]
Cash Paid	$ 263,648
Seller Notes	250,000
Fair value of total consideration	513,648
Allocation of purchase price:
Current assets	609,786
Non-current assets	114,683
Trade name	245,000
Goodwill	274,070
Total assets acquired	1,498,539
Deferred taxes	234,631
Liabilities assumed	750,260
Fair value of total consideration	513,648
Customer Relationships
Allocation of purchase price:
Amortizable intangible assets	$ 255,000